Intangible Assets Not Subject to Amortization (Detail) (JPY ¥) In Millions, unless otherwise specified	Mar. 31, 2012	Mar. 31, 2011
Indefinite-lived Intangible Assets by Major Class [Line Items]
Gross Carrying Amount	¥ 8,844	¥ 9,318
Trademark
Indefinite-lived Intangible Assets by Major Class [Line Items]
Gross Carrying Amount	8,842	9,317
Other intangible assets
Indefinite-lived Intangible Assets by Major Class [Line Items]
Gross Carrying Amount	¥ 2	¥ 1